Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2022
Capital Stock and Changes in Capital Accounts
Stockholders Equity Note Disclosure [Text Block]
9.

Capital Stock and Changes in Capital Accounts
a)

Preferred stock
:

As of December 31, 2022, and, 2021, the Company’s authorized preferred stock
consists of 25,000,000

shares (all

in registered

form), par

value $
0.01

per share,

of which
1,000,000

shares
are designated as Series A Participating

Preferred Shares,
5,000,000

shares are designated as Series B
Preferred Shares, 10,675

shares are designated as

Series C Preferred Shares

and
400

are designated as
Series

D

Preferred

Shares.

As

of

December

31,

2022

and

2021,

the

Company

had
zero

Series

A
Participating Preferred Shares issued and outstanding.
b)

Series

B

Preferred Stock:

As

of

December 31,

2022,

and,

2021, the

Company had
2,600,000
Series B Preferred

Shares issued and

outstanding with

par value $
0.01

per share, at

$
25.00

per share and
with liquidation preference

at $
25.00

per share.
Holders of Series B Preferred Shares have no voting rights
other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.

Also, holders of

Series B Preferred

Shares, rank prior

to the holders

of common shares

with respect
to dividends,

distributions and

payments upon

liquidation and

are subordinated

to all

of the

existing and
future indebtedness.
Dividends on the Series

B Preferred Shares

are cumulative from

the date of original

issue and are

payable
on the 15th

day of January, April, July

and October of

each year at

the dividend rate

of
8.875 % per annum,
or

$
2.21875

per

share

per

annum.

For

2022,

2021

and

2020

dividends

on

Series

B

Preferred

Shares
amounted

to

$
5,769
,

$
5,769

and

$
5,769
,

respectively.

Since

February

14,

2019,

the

Company

may
redeem, in whole or in part, the Series B Preferred Shares at a redemption price of $ 25.00 per share plus
an amount equal

to all accumulated

and unpaid dividends thereon

to the date

of redemption, whether

or
not declared.

c)

Series C Preferred

Stock
: As of December

31, 2022, and,

2021, the Company

had
10,675

shares
of Series C Preferred Stock, issued and

outstanding, with par value $
0.01

per share, owned by an affiliate
of its Chief

Executive Officer, Mrs. Semiramis

Paliou.
The Series C Preferred Stock votes with the common
shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.

The Series C Preferred

Stock has no dividend or

liquidation
rights and cannot be

transferred without the consent of

the Company except to

the holder’s affiliates and
immediate family members.
d)

Series D Preferred Stock
: As of December 31, 2022, and, 2021,

the Company had
400

shares of
Series D Preferred Stock, issued and outstanding,

with par value $
0.01

per share, owned by an affiliate of
its Chief

Executive Officer,

Mrs. Semiramis

Paliou.

The Series

D Preferred Stock

is not

redeemable and
has no

dividend or

liquidation rights.

The Series

D Preferred

Stock vote

with the

common shares

of the
Company,

and

each share

of

the

Series

D

Preferred

Stock

entitles the

holder thereof

to

up to
100,000
votes, on

all matters

submitted to

a vote

of the

shareholders of

the Company, subject

to a

maximum number
of votes eligible

to be cast by

such holder derived

from the Series

D Preferred Shares

and any other

voting
security of the Company

held by the holder to

be equal to the lesser of

(i) 36% of the total

number of votes
entitled to

vote on

any matter

put to

shareholders

of the

Company and

(ii) the

sum of

the holder’s

aggregate
voting power derived from securities other than the Series D

Preferred Stock and 15% of the total number
of votes entitled to be cast on matters put to shareholders of the Company.

The Series D Preferred Stock
is transferable only to the holder’s immediate family

members and to affiliated persons or entities.

e)

Issuance and Repurchase

of Common Shares:
In February 2020,

the Company repurchased,

in
a

tender

offer
3,030,303

shares

of

its

common stock

at

a

price of

$
3.30

per

share and

in March

2020,
repurchased 1,088,034

shares of common stock under its share

repurchase plan authorized in May 2014,
at

an

average

price

of

$
1.72

per

share.

The

aggregate

cost

of

the

shares

repurchased

amounted

to
$ 11,999
,

including expenses.

In

February

2021,

the

Company

repurchased in

a

tender

offer
6,000,000
shares at the price

of $
2.50

per share. In
August 2021, the Company

repurchased, in another tender

offer,
3,333,333

shares, at a price of $
4.50

per share and in December 2021, repurchased
3,529,411

shares at
a price of

$
4.25

per share. The

aggregate cost

of the share

repurchases was

$
45,369 , including expenses.
In

2022, the

Company issued

under its

ATM

program
877,581

shares of

common stock,

at an

average
price of

$
6.27

per share

and received

net proceeds

of $
5,322
. During

2022, the

Company repurchased
under its

share repurchase

program
820,000

shares of

common stock,

at an

average price

of $
4.56

per
share,

for

an

aggregate

cost

of

$
3,799
,

including

expenses.

In

addition,

during

the

fourth

quarter,

the
Company issued 16,453,780

common shares to

Sea Trade

(Note 4), upon

exercise by Sea

Trade of

the
eight out of

nine warrants mentioned in

(i) below,

for the acquisition of

eight vessels, at an

average price
of $ 4.13 .
f)

Dividend on Common Stock:
On March 21,

2022, the Company paid

a dividend on its

common
stock of

$
0.20

per share,

to its

shareholders of

record as

of March

9, 2022.

On June

17, 2022,

the Company
paid a dividend on its common stock of

$
0.25

per share, to its shareholders of record as

of June 6, 2022.
On

August

19,

2022,

the

Company

paid

a

dividend

on

its

common

stock

of

$
0.275

per

share,

to

its
shareholders of record as of August 8, 2022. On December 15, 2022, the Company paid a dividend on its
common stock of $ 0.175

per share, to its shareholders

of record as of November

28, 2022. During 2022,
the Company paid total cash dividends on common stock amounting to $
79,812 .
g)

Dividend in Kind:
On December 15, 2022, the Company distributed

the Company’s investment in
the Series D Preferred

Shares of OceanPal in

the form of a stock

dividend amounting to $
18,189 , or $ 0.18
per share,

to its

shareholders of

record as

of November

28, 2022

(Notes 3(f)

and 4).

On November

29,
2021, the Company

distributed to its shareholders

of record on

November 3, 2021, the

common stock of
OceanPal, acquired in a spin-off, amounting to $ 40,509

(Note 3(d)).
h)

Incentive Plan:
On February 25, 2022,

the Company’s Board of

Directors approved the award of
1,470,000

shares

of

restricted

common

stock

to

executive

management

and

non-executive

directors,
pursuant to the Company’s Equity Incentive Plan, as annual bonus. The fair value of the restricted shares based on the

closing price on the

date of the Board

of Directors’ approval was $
6,101
. The cost

of these
awards will be

recognized in income

ratably over the

restricted shares vesting

period which will

be
3

years.
As of December

31, 2022,
15,194,759

shares remained

reserved for

issuance according

to the Company’s
incentive plan.
Restricted stock in 2022, 2021 and 2020 is analyzed as follows:
Number of Shares
Weighted Average
Grant Date Price
Outstanding at December 31, 2019 3,833,233 $ 3.63
Granted 2,200,000

2.72
Vested (3,610,221)

3.52
Outstanding at December 31, 2020
2,423,012 $ 2.95
Granted 8,260,000

2.85
Vested (1,168,363)

3.20
Outstanding at December 31, 2021
9,514,649 $
2.83
Granted 1,470,000 4.15
Vested (3,118,060) 2.86
Outstanding at December 31, 2022 7,866,589 $ 3.07
The

fair

value

of

the

restricted

shares

has

been

determined

with

reference

to

the

closing

price

of

the
Company’s

stock

on

the

date

such

awards

were

approved

by

the

Company’s

board

of

directors.

The
aggregate compensation cost

is being recognized

ratably in the consolidated

statement of operations

over
the respective vesting periods. In 2022, 2021, and 2020, compensation cost amounted to $
9,282 , $ 7,442 ,
and

$
10,511
,

respectively,

and

is

included

in

“General

and

administrative

expenses”

presented

in

the
accompanying consolidated statements of operations.
As of

December 31,

2022 and

2021, the

total unrecognized cost

relating to

restricted share

awards was
$ 16,873

and $
20,054
, respectively. As of

December 31,

2022, the weighted-average

period over

which the
total compensation cost related to

non-vested awards not yet

recognized is expected to be

recognized is
2.54

years.